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                           [ROPES & GRAY LETTERHEAD]


March 8, 2005



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Larry Greene

        Re:    WM Trust II (the "Trust")
        File Nos. 811-05775 and 033-27489

Dear Mr. Greene:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) Rule 14a-6(b) under the Securities Exchange Act of 1934 and (2) Rule 101(a)(1)(iii) of Regulation S-T, for use in connection with a special meeting of shareholders of the Small Cap Growth Fund, a series of the Trust (the "Fund"), are the definitive proxy statement, the definitive form of proxy and other definitive additional materials.

The special meeting of shareholders is scheduled for March 24, 2005. The Trust expects to begin mailing the proxy materials to shareholders on or about March 8, 2005.

On behalf of the Trust, we acknowledge that: (i) the Securities and Exchange Commission (the "Commission") is not foreclosed from taking any action with respect to this filing; (ii) the Commission's staff's review of this filing, under delegated authority, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in this filing; and (iii) the Trust will not assert the Commission's staff's review as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. As indicated in the Commission's June 24, 2004 release regarding the public release of comment letters and responses, you are requesting such acknowledgements from all companies whose filings are being reviewed, and this request and these acknowledgements should not be construed as suggesting that there is an inquiry or investigation or other matter involving the Trust.

If you should have any questions about this letter or require any further information, please call the undersigned at (617) 951-7551 or, in my absence, Brian McCabe at (617) 951-7801.

Very truly yours,

/s/ Justin V. Plouffe
Justin V. Plouffe